UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21306

Franklin Mutual Recovery Fund
(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ 07078-2789
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 912-2086

Date of fiscal year end: 3/31

Date of reporting period: 6/30/16

Item 1. Proxy Voting Records.

Votes by the fund prior to the merger with Franklin Mutual Quest Fund effective August 27, 2015

B/E AEROSPACE, INC. Meeting Date: JUL 30, 2015 Record Date: JUN 02, 2015 Meeting Type: ANNUAL
Ticker: BEAV Security ID: 073302101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Richard G. Hamermesh	Management	For	Withhold
1.2	Elect Director David J. Anderson	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Against
3	Ratify Deloitte & Touche LLP as Auditors	Management	For	For
4	Amend Deferred Share Bonus Plan	Management	For	For

TIME WARNER CABLE INC. Meeting Date: JUL 01, 2015 Record Date: MAY 07, 2015 Meeting Type: ANNUAL
Ticker: TWC Security ID: 88732J207
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Carole Black	Management	For	For
1b	Elect Director Thomas H. Castro	Management	For	For
1c	Elect Director David C. Chang	Management	For	For
1d	Elect Director James E. Copeland, Jr.	Management	For	For
1e	Elect Director Peter R. Haje	Management	For	For
1f	Elect Director Donna A. James	Management	For	For
1g	Elect Director Don Logan	Management	For	For
1h	Elect Director Robert D. Marcus	Management	For	For
1i	Elect Director N.J. Nicholas, Jr.	Management	For	For
1j	Elect Director Wayne H. Pace	Management	For	For
1k	Elect Director Edward D. Shirley	Management	For	For
1l	Elect Director John E. Sununu	Management	For	For
2	Ratify Ernst & Young LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Report on Lobbying Payments and Policy	Shareholder	Against	For
5	Pro-rata Vesting of Equity Awards	Shareholder	Against	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Franklin Mutual Recovery Fund

By (Signature and Title)* /s/LAURA F. FERGERSON

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date August 29, 2016

* Print the name and title of each signing officer under his or her signature.